LEASES (Tables)	12 Months Ended
Jan. 31, 2020
LEASES
Schedule of future minimum payments under operating lease

The future minimum payments under the Company’s operating lease as of January 31, 2020 are as follows (in thousands):

Operating Lease
Fiscal years ending January 31,
2021	$372
2022	382
2023	392
2024	334

Total future minimum lease payments	1,480
Less: present value discount	(459)
Present value of operating lease liabilities	$1,021

Schedule of financing lease commitment	The following table summarizes the Company’s financing lease commitment as of January 31, 2020 (in thousands):

Financing Leases
Fiscal years ending January 31,
2021	$43
2022	22
2023	5
Total	$70